Income taxes:	9 Months Ended
Dec. 31, 2011
Income taxes:
Income taxes:
20.	Income taxes:

(a)	The Company’s income tax provision differs from that calculated by applying the combined enacted Canadian federal and provincial statutory income tax rate of 26.5% for the nine months ended December 31, 2011 (years ended March 31, 2011 – 28.0%; March 31, 2010 – 29.6%) as follows:

	Nine months ended December 31, 2011	Year ended March 31, 2011	Year ended March 31, 2010
Loss before income taxes	$(17,169)	$(24,710)	$(19,048)

Expected income tax recovery	$4,550	$6,919	$5,638
Reduction (increase) in income taxes resulting from:
Permanent differences for interest on long-term debt and amortization of discount	13	(558)	(384)
Non-deductible stock-based compensation	(1,642)	(1,379)	(1,341)
Other permanent differences	(176)	(42)	(33)
Withholding taxes	(500)	(303)	(194)
Change in enacted rates	(213)	24	(951)
Foreign tax rate differences, foreign exchange and other adjustments	(4,308)	(3,285)	(1,119)
Change in valuation allowance	(13,391)	(11,023)	(10,008)

Income tax expense	$(15,667)	$(9,647)	$(8,392)

(b)	The significant components of the net deferred income tax assets and liabilities are as follows:

	December 31, 2011	March 31, 2011
Deferred income tax assets:
Net operating loss carry forwards	$51,296	$40,581
Intangible assets	873	2,918
Property, plant and equipment	3,109	2,066
Financing and share issuance costs	5,212	2,472
Warranty liability	11,889	6,447
Deferred revenue	861	3,092
Inventory	1,972	713
Unrealized foreign exchange	1,324	889
Research and development	2,086	534
Other	1,782	997

Total gross deferred income tax assets	80,404	60,709
Valuation allowance	(61,456)	(48,065)

Total deferred income tax assets	18,948	12,644

Deferred income tax liabilities:
Intangible assets	6,696	1,936
Property, plant and equipment	4,168	829
Other	8	281

Total deferred income tax liabilities	10,872	3,046

Total net deferred income tax assets	$8,076	$9,598

Allocated as follows:
Current deferred income tax assets	$6,447	$7,282
Long-term deferred income tax assets	5,075	2,316
Long-term deferred income tax liabilities	(3,446)	—

Total net deferred income tax assets	$8,076	$9,598

The valuation allowance is reviewed on a quarterly basis to determine whether it is more likely than not that some portion or all of the deferred income tax assets will not be realized. The ultimate realization of deferred income tax assets is dependent on the generation of income during the future periods in which those temporary differences are expected to reverse. If the evidence does not exist that all the deferred income tax assets will be fully realized, a valuation allowance has been recorded.

The following is a summary of the changes in the deferred income tax asset valuation allowance:

	Nine months ended December 31, 2011	Year ended March 31, 2011
Beginning balance	$48,065	$32,368
Additions	13,391	15,697
Reductions	—	—

Ending deferred valuation allowance	$61,456	$48,065

(c)	The components of the Company’s income tax recovery (expense) are as follows:

		Income tax recovery (expense)
	Net income (loss) before income taxes	Current	Deferred	Total
Nine months ended December 31, 2011:
Canada	$(60,897)	$(500)	$—	$(500)
United States	42,923	(18,697)	1,775	(16,922)
Italy	(1,342)	(388)	2,205	1,817
Other	2,147	(45)	(17)	(62)

	$(17,169)	$(19,630)	$3,963	$(15,667)

Year ended March 31, 2011:
Canada	$(45,962)	$(304)	$(32)	$(336)
United States	21,633	(8,954)	(272)	(9,226)
Italy	1,015	372	(457)	(85)
Other	(1,396)	—	—	—

	$(24,710)	$(8,886)	$(761)	$(9,647)

Year ended March 31, 2010:
Canada	(39,297)	(201)	(41)	(242)
United States	20,774	(9,462)	1,312	(8,150)
Other	(525)	—	—	—

	$(19,048)	$(9,663)	$1,271	$(8,392)

(d)	The Company has loss carry forwards in the various jurisdictions available to offset future taxable income as follows:

Expiring in:	2012	2013	2014	2015	2016	2025 and later	Total
Canada	$—	$2,658	$2,466	$—	$—	$192,437	$197,561
Italy	—	—	—	—	—	3,685	3,685
United states	—	—	—	—	—	1,321	1,321
Sweden	—	—	—	—	—	776	776
Other	44	63	522	214	300	226	1,369

Total	$44	$2,721	$2,988	$214	$300	$198,445	$204,712

(e)	As at December 31, 2011, the Company has unrecognized tax benefits of $644 (March 31, 2011 – $nil) which is an increase based on tax positions related to the current year. All of these unrecognized tax benefits would affect the Company’s effective tax rate if recognized in future periods.

In cases where the Company is charged interest and penalties on uncertain tax positions that do not meet the recognition criteria, the Company includes these in interest expense and other operating expenses, respectively. As at December 31, 2011, the amount of accrued interest and penalties on unrecognized tax benefits was $161 (note 15(c)).